Stockholders' Equity	12 Months Ended
May 29, 2011
Stockholders' Equity
Stockholders' Equity

NOTE 13 - STOCKHOLDERS' EQUITY

Treasury Stock

Repurchased common stock is reflected as a reduction of stockholders' equity. On December 17, 2010, our Board of Directors authorized an additional share repurchase authorization totaling 25.0 million shares in addition to the previous authorization of 162.4 million shares. Share repurchase authorizations and cumulative share repurchases under these authorizations, are as follows:

(in millions)	May 29, 2011
Share repurchase authorizations	187.4
Cumulative shares repurchased	162.7

The total shares and related cost of our common stock we repurchased was as follows:

(in millions)	Fiscal Year
	2011		2010		2009
	Shares	Cost	Shares	Cost	Shares	Cost
Treasury stock repurchases	8.6	$ 385.5	2.0	$ 85.1	5.1	$ 144.9

Stockholders' Rights Plan

Under our Rights Agreement dated May 16, 2005, each share of our common stock has associated with it one right to purchase one-thousandth of a share of our Series A Participating Cumulative Preferred Stock at a purchase price of $120 per share, subject to adjustment under certain circumstances to prevent dilution. The rights are exercisable when, and are not transferable apart from our common stock until, a person or group has acquired 15 percent or more, or makes a tender offer for 15 percent or more, of our common stock. If the specified percentage of our common stock is then acquired, each right will entitle the holder (other than the acquiring company) to receive, upon exercise, common stock of either us or the acquiring company having a value equal to two times the exercise price of the right. The rights are redeemable by our Board of Directors under certain circumstances and expire on May 25, 2015.

Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income (loss) are as follows:

(in millions)	May 29, 2011	May 30, 2010
Foreign currency translation adjustment	$ (0.4)	$ (2.2)
Unrealized gains (losses) on marketable securities, net of tax	0.5	0.3
Unrealized gains (losses) on derivatives, net of tax	(4.1)	1.1
Benefit plan funding position, net of tax	(55.8)	(70.3)
Total accumulated other comprehensive income (loss)	$ (59.8)	$ (71.1)